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                                                                         497(e)
                                                                     333-160951
AXA Equitable Life Insurance Company

SUPPLEMENT DATED OCTOBER 31, 2011 TO THE CURRENT PROSPECTUSES FOR RETIREMENT CORNERSTONE(R) SERIES AND RETIREMENT CORNERSTONE(R) SERIES ADV

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This supplement modifies certain information in the above-referenced
Prospectuses and Statements of Additional Information dated May 1, 2011 (together, the "Prospectus"). Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectus. You should keep this supplement with your Prospectus.

The following information has been added to the Appendix entitled "State contract availability and/or variations of certain features and benefits" of the Prospectus. For the Retirement Cornerstone(R) Series prospectus, this is Appendix V. For the Retirement Cornerstone(R) Series ADV prospectus, this is Appendix IV.

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 STATE       FEATURES AND BENEFITS               AVAILABILITY OR VARIATION
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
PUERTO RICO  Beneficiary continuation option     Not Available
             (IRA)

             IRA and Roth IRA                    Available for direct rollovers
                                                 from U.S. source 401(a) plans and
                                                 direct transfers from the same
                                                 type of U.S. source IRAs.

             QP (Defined Benefit) contracts      Not Available
             (For Series B, Series CP(R) and
             Series L contracts only)

             See "Purchase considerations for a  We do not offer Retirement
             charitable remainder trust" under   Cornerstone(R) Series contracts to
             "Owner and annuitant requirements"  charitable remainder trusts in in "Contract features and benefits" Puerto Rico.

             See "How you can make               Specific requirements for
             contributions" in "Contract         purchasing QP contracts in Puerto
             features and benefits" (For Series  Rico are outlined below in
             B, Series CP(R) and Series L        "Purchase considerations for QP
             contracts only)                     (Defined Contribution) contracts
                                                 in Puerto Rico".

             See "Guaranteed income benefit" in  Restrictions for the GIB on a
             "Contract features and benefits"    Puerto Rico QPDC contract are
             (For Series B, Series CP(R) and     described below, under "Purchase
             Series L contracts only)            considerations for QP (Defined
                                                 Contribution) contracts in Puerto
                                                 Rico", and in your contract.

             See "Lifetime required minimum      This option is not available with
             distribution withdrawals" under     QPDC contracts.
             "Withdrawing your account value"
             in "Accessing your money" (For
             Series B, Series CP(R) and Series
             L contracts only)

             See "Transfers of ownership,        Transfers of ownership of QP
             collateral assignments, loans and   contracts are governed by Puerto
             borrowing" in "More information"    Rico law. Please consult your tax,
             (For Series B, Series CP(R) and     legal or plan advisor if you
             Series L contracts only)            intend to transfer ownership of
                                                 your contract.
             "Purchase considerations for QP     PURCHASE CONSIDERATIONS FOR QP
             (Defined Contribution) contracts    (DEFINED CON-TRIBUTION) CONTRACTS
             in Puerto Rico"--this section       IN PUERTO RICO:
             replaces "Appendix II: Purchase     Trustees who are considering the
             considerations for QP               purchase of a Retirement
             contracts" in this Prospectus.      Cornerstone(R) Series QP contract
             (For Series B, Series CP(R) and     in Puerto Rico should discuss with
             Series L contracts only)            their tax, legal and plan advisors
                                                 whether this is an appropriate
                                                 investment vehicle for the
                                                 employer's plan. Trustees should
                                                 consider whether the plan
                                                 provisions permit the investment
                                                 of plan assets in the QP contract,
                                                 the Guaranteed income benefit, and
                                                 the payment of death benefits in
                                                 accordance with the requirements
                                                 of Puerto Rico income tax rules.
                                                 The QP contract and this
                                                 Prospectus should be reviewed in
                                                 full, and the following factors,
                                                 among others, should be noted.

                                                 LIMITS ON CONTRACT OWNERSHIP:

                                                 .   The QP contract is offered
                                                     only as a funding vehicle to
                                                     qualified plan trusts of
                                                     single participant defined
                                                     contribution plans that are
                                                     tax-qualified under Puerto
                                                     Rico law, not United States
                                                     law. The contract is not
                                                     available to US qualified
                                                     plans or to defined benefit
                                                     plans qualifying under Puerto
                                                     Rico law.
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IM-31-10 (10/11)  Catalog No. 148378 (10/11)
RC 11.0/ADV(NB)                      #241359

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 STATE       FEATURES AND BENEFITS               AVAILABILITY OR VARIATION
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

PUERTO RICO                                      .   The QP contract owner is the
(CONTINUED)                                          qualified plan trust. The
                                                     annuitant under the contract
                                                     is the self-employed Puerto
                                                     Rico resident, who is the sole
                                                     plan participant.

                                                 .   This product should not be
                                                     purchased if the self-
                                                     employed individual
                                                     anticipates having additional
                                                     employees become eligible for
                                                     the plan. We will not allow
                                                     additional contracts to be
                                                     issued for participants other
                                                     than the original business
                                                     owner.

                                                 .   If the business that sponsors
                                                     the plan adds another employee
                                                     who becomes eligible for the
                                                     plan, no further contributions
                                                     may be made to the contract.
                                                     If the employer moves the
                                                     funds to another funding
                                                     vehicle that can accommodate
                                                     more than one employee, this
                                                     move could result in surrender
                                                     charges, if applicable, and
                                                     the loss of guaranteed
                                                     benefits in the contract.

                                                 LIMITS ON CONTRIBUTIONS:
                                                 .   All contributions must be
                                                     direct transfers from other
                                                     investments within an existing
                                                     qualified plan trust.

                                                 .   Employer payroll contributions
                                                     are not accepted.

                                                 .   Only one additional transfer
                                                     contribution may be made per
                                                     contract year.

                                                 .   Checks written on accounts
                                                     held in the name of the
                                                     employer instead of the plan
                                                     or the trustee will not be
                                                     accepted.

                                                 .   As mentioned above, if a new
                                                     employee becomes eligible for
                                                     the plan, the trustee will not
                                                     be permitted to make any
                                                     further contributions to the
                                                     contract established for the
                                                     original business owner.

                                                 LIMITS ON PAYMENTS:
                                                 .   Loans are not available under
                                                     the contract.

                                                 .   All payments are made to the
                                                     plan trust as owner, even
                                                     though the plan
                                                     participant/annuitant is the
                                                     ultimate recipient of the
                                                     benefit payment.
                                                 .   AXA Equitable does no tax
                                                     reporting or withholding of
                                                     any kind. The plan
                                                     administrator or trustee will
                                                     be solely responsible for
                                                     performing or providing for
                                                     all such services.

                                                 .   AXA Equitable does not offer
                                                     contracts that qualify as IRAs
                                                     under Puerto Rico law. The
                                                     plan trust will exercise the
                                                     GIB and must continue to hold
                                                     the supplementary contract for
                                                     the duration of the GIB
                                                     payments.

                                                 PLAN TERMINATION:

                                                 .   If the plan participant
                                                     terminates the business, and
                                                     as a result wishes to
                                                     terminate the plan, the trust
                                                     would have to be kept in
                                                     existence to receive payments.
                                                     This could create expenses for
                                                     the plan.

                                                 .   If the plan participant
                                                     terminates the plan and the
                                                     trust is dissolved, or if the
                                                     plan trustee (which may or may
                                                     not be the same as the plan
                                                     participant) is unwilling to
                                                     accept payment to the plan
                                                     trust for any reason, AXA
                                                     Equitable would have to change
                                                     the contract from a Puerto
                                                     Rico QP to NQ in order to make
                                                     payments to
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
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 STATE       FEATURES AND BENEFITS               AVAILABILITY OR VARIATION
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

PUERTO RICO                                        the individual as the new owner.
(CONTINUED)                                         Depending on when this occurs,
                                                    it could be a taxable
                                                    distribution from the plan,
                                                    with a potential tax of the
                                                    entire account value of the
                                                    contract. Puerto Rico income
                                                    tax withholding and reporting
                                                    by the plan trustee could apply
                                                    to the distribution transaction.

                                                 .   If the plan trust is receiving
                                                     GIB payments and the trust is
                                                     subsequently terminated,
                                                     transforming the contract into
                                                     an individually owned NQ
                                                     contract, the trustee would be
                                                     responsible for the applicable
                                                     Puerto Rico income tax
                                                     withholding and reporting on
                                                     the present value of the
                                                     remaining annuity payment
                                                     stream.

                                                 .   AXA Equitable is a U.S.
                                                     insurance company, therefore
                                                     distributions under the NQ
                                                     contract could be subject to
                                                     United States taxation and
                                                     withholding on a "taxable
                                                     amount not determined" basis.
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RETIREMENT CORNERSTONE(R) SERIES IS ISSUED BY AND IS A REGISTERED SERVICE MARK
           OF AXA EQUITABLE LIFE INSURANCE COMPANY (AXA EQUITABLE).
   CO-DISTRIBUTED BY AFFILIATES AXA ADVISORS, LLC AND AXA DISTRIBUTORS, LLC.
                         1290 AVENUE OF THE AMERICAS,
                              NEW YORK, NY 10104.

   COPYRIGHT 2011 AXA EQUITABLE LIFE INSURANCE COMPANY. ALL RIGHTS RESERVED.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                1290 AVENUE OF THE AMERICAS NEW YORK, NY 10104
                                (212) 554-1234

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